Schedule of Investments (unaudited)	iShares® Global Healthcare ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.8%
Cochlear Ltd.	34,821	$4,780,666
CSL Ltd.	252,401	46,864,528
Ramsay Health Care Ltd.	96,476	4,886,566
Sonic Healthcare Ltd.	251,973	5,743,289
		62,275,049
Belgium — 0.2%
UCB SA	65,746	5,571,267
Brazil — 0.1%
Rede D'Or Sao Luiz SA(a)	383,888	2,125,763
China — 0.4%
Wuxi Biologics Cayman Inc., New(a)(b)	1,692,500	15,681,722
Denmark — 3.3%
Coloplast A/S, Class B	61,910	7,073,814
Genmab A/S(b)	34,495	11,191,723
GN Store Nord A/S	71,406	2,519,001
Novo Nordisk A/S, Class B	849,141	94,171,695
		114,956,233
France — 2.0%
Eurofins Scientific SE	66,957	5,288,138
Sanofi	603,285	60,838,894
Sartorius Stedim Biotech	12,668	3,996,978
		70,124,010
Germany — 1.7%
Bayer AG, Registered	514,762	30,739,710
Fresenius Medical Care AG & Co. KGaA	103,810	5,200,994
Fresenius SE & Co. KGaA	216,468	6,583,163
Merck KGaA	67,396	11,431,794
Siemens Healthineers AG(a)	147,061	7,498,102
		61,453,763
Ireland — 0.3%
STERIS PLC	52,343	10,790,510
Japan — 4.4%
Astellas Pharma Inc.	967,875	15,100,490
Chugai Pharmaceutical Co. Ltd.	334,300	8,551,556
Daiichi Sankyo Co. Ltd.	953,900	24,260,045
Eisai Co. Ltd.	154,500	6,532,276
Hoya Corp.	192,700	16,491,826
M3 Inc.	222,700	6,410,409
Olympus Corp.	679,400	13,768,164
Ono Pharmaceutical Co. Ltd.	259,400	6,663,797
Otsuka Holdings Co. Ltd.	290,900	10,384,170
Shionogi & Co.Ltd.	147,600	7,533,272
Sysmex Corp.	89,100	5,376,352
Takeda Pharmaceutical Co. Ltd.	825,692	23,192,309
Terumo Corp.	399,100	12,073,194
		156,337,860
Netherlands — 0.7%
Argenx SE(b)	28,094	10,590,126
Koninklijke Philips NV	461,629	9,901,261
QIAGEN NV(b)	120,123	5,647,960
		26,139,347
South Korea — 0.2%
Celltrion Inc.	53,761	7,421,797
Security	Shares	Value

Spain — 0.1%
Grifols SA	153,831	$2,917,309
Sweden — 0.1%
Getinge AB, Class B	116,415	2,698,076
Switzerland — 8.3%
Alcon Inc.	261,825	18,359,569
Lonza Group AG, Registered	39,016	20,839,900
Novartis AG, Registered	1,259,485	106,779,869
Roche Holding AG, Bearer	14,076	5,447,380
Roche Holding AG, NVS	368,121	123,062,782
Sonova Holding AG, Registered	27,668	8,842,176
Straumann Holding AG	59,784	7,201,941
Vifor Pharma AG (b)	24,280	4,209,229
		294,742,846
United Kingdom — 4.8%
AstraZeneca PLC	811,841	107,099,471
GSK PLC	2,624,687	56,566,166
Smith & Nephew PLC	464,372	6,494,140
		170,159,777
United States — 71.1%
Abbott Laboratories	917,444	99,680,291
AbbVie Inc.	925,917	141,813,448
Abiomed Inc.(b)	23,737	5,875,145
Agilent Technologies Inc.	156,869	18,631,331
Align Technology Inc.(b)	38,119	9,021,624
AmerisourceBergen Corp.	78,674	11,130,797
Amgen Inc.	279,904	68,100,643
Bausch Health Companies Inc.(b)	148,465	1,241,053
Baxter International Inc.	263,835	16,946,122
Becton Dickinson and Co.	149,366	36,823,200
Biogen Inc.(b)	76,752	15,652,803
Bio-Rad Laboratories Inc., Class A(b)	11,193	5,540,535
Bio-Techne Corp.	20,611	7,144,597
Boston Scientific Corp.(b)	749,059	27,917,429
Bristol-Myers Squibb Co.	1,115,571	85,898,967
Cardinal Health Inc.	145,375	7,598,751
Catalent Inc.(b)	93,583	10,040,520
Centene Corp.(b)	304,284	25,745,469
Charles River Laboratories International Inc.(b)	26,414	5,651,804
Cigna Corp.	166,241	43,807,828
Cooper Companies Inc. (The)	25,743	8,060,648
CVS Health Corp.	686,802	63,639,073
Danaher Corp.	339,061	85,958,745
DaVita Inc.(b)	31,852	2,546,886
DENTSPLY SIRONA Inc.	113,627	4,059,893
Dexcom Inc.(b)	205,659	15,327,765
Edwards Lifesciences Corp.(b)	325,575	30,958,927
Elevance Health Inc.	126,565	61,077,738
Eli Lilly & Co.	413,221	133,978,645
Gilead Sciences Inc.	654,139	40,432,332
HCA Healthcare Inc.	119,213	20,034,937
Henry Schein Inc.(b)	72,594	5,570,864
Hologic Inc.(b)	130,840	9,067,212
Humana Inc.	66,274	31,020,871
IDEXX Laboratories Inc.(b)	44,175	15,493,498
Illumina Inc.(b)	81,506	15,026,446
Incyte Corp.(b)	97,963	7,442,249
Intuitive Surgical Inc.(b)	188,082	37,749,938
IQVIA Holdings Inc.(b)	99,623	21,617,195

Schedule of Investments (unaudited) (continued)	iShares® Global Healthcare ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Johnson & Johnson	1,378,786	$244,748,303
Laboratory Corp. of America Holdings	48,577	11,384,506
McKesson Corp.	76,166	24,846,111
Medtronic PLC	702,932	63,088,147
Merck & Co. Inc.	1,325,025	120,802,529
Mettler-Toledo International Inc.(b)	11,982	13,764,562
Moderna Inc.(b)(c)	181,318	25,901,276
Molina Healthcare Inc.(b)	30,451	8,514,404
Organon & Co.	131,404	4,434,885
PerkinElmer Inc.	65,871	9,368,174
Pfizer Inc.	2,939,964	154,142,312
Quest Diagnostics Inc.	62,286	8,282,792
Regeneron Pharmaceuticals Inc.(b)	56,599	33,457,367
ResMed Inc.	76,256	15,985,545
Stryker Corp.	176,347	35,080,709
Teleflex Inc.	24,416	6,002,674
Thermo Fisher Scientific Inc.	205,039	111,393,588
UnitedHealth Group Inc.	491,156	252,272,456
Universal Health Services Inc., Class B	35,172	3,542,172
Vertex Pharmaceuticals Inc.(b)	134,007	37,761,832
Viatris Inc.	630,498	6,601,314
Waters Corp.(b)	31,820	10,531,784
West Pharmaceutical Services Inc.	38,430	11,620,079
Zimmer Biomet Holdings Inc.	109,808	11,536,428
Zoetis Inc.	246,724	42,409,388
		2,520,799,556

Total Common Stocks — 99.5%
(Cost: $2,891,195,623)		3,524,194,885

Preferred Stocks

Germany — 0.1%
Sartorius AG, Preference Shares, NVS	12,966	4,550,658

Total Preferred Stocks — 0.1%
(Cost: $4,403,032)		4,550,658

Total Long-Term Investments — 99.6%
(Cost: $2,895,598,655)		3,528,745,543
Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(d)(e)(f)	2,768,120	$2,767,843
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(d)(e)	6,950,000	6,950,000

Total Short-Term Securities — 0.3%
(Cost: $9,718,116)		9,717,843

Total Investments in Securities — 99.9%
(Cost: $2,905,316,771)		3,538,463,386

Other Assets Less Liabilities — 0.1%		5,244,354
Net Assets — 100.0%		$3,543,707,740

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,065,148	$—		$(3,295,123	)(a)	$(698)	$(1,484)	$2,767,843	2,768,120	$4,065	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,860,000	2,090,000	(a)	—		—	—	6,950,000	6,950,000	11,272		—
						$(698)	$(1,484)	$9,717,843		$15,337		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Global Healthcare ETF
June 30, 2022

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	104	09/16/22	$13,492	$365,978

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,537,925,058	$986,269,827	$—	$3,524,194,885
Preferred Stocks	—	4,550,658	—	4,550,658
Money Market Funds	9,717,843	—	—	9,717,843
	$2,547,642,901	$990,820,485	$—	$3,538,463,386
Derivative financial instruments(a)
Assets
Futures Contracts	$365,978	$—	$—	$365,978

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares

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